Short-Term Borrowings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Borrowings [Line Items]
Working capital	$ 50,929,574	$ 56,678,373
Repaid loans amount		26,380,497	$ 34,550,455
Interest expenses		737,811	$ 708,968	$ 212,064
Two Thousand And Twenty Four Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Repaid loans amount		$ 15,806,725
Minimum [Member] | Two Thousand And Twenty Four Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		3.50%
Minimum [Member] | 2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		3.50%
Maximum [Member] | Two Thousand And Twenty Four Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		4.00%
Maximum [Member] | 2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		4.00%